Earnings Per Share (Schedule Of Reconciliation Of Net Income/(Loss) to Net Income/(Loss) Available to Common Shareholders) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net income/(loss)	$ 176,980	$ 176,980	$ 238,511	$ 97,313
Net income attributable to noncontrolling interest		11,465	11,465	11,434
Net income/(loss) attributable to controlling interest		165,515	227,046	85,879
Preferred stock dividends		6,200	6,200	6,200
Net income/(loss) available to common shareholders		$ 159,315	$ 220,846	$ 79,679
Weighted average common shares outstanding - basic (shares)		241,436	232,700	234,189
Effect of dilutive securities (shares)		3,017	2,592	2,077
Weighted average common shares outstanding - diluted (shares)		244,453	235,292	236,266
Net income/(loss) per share available to common shareholders (in dollars per share)		$ 0.66	$ 0.95	$ 0.34
Diluted income/(loss) per share available to common shareholders (in dollars per share)		$ 0.65	$ 0.94	$ 0.34